Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Gross	$ 4,001	$ 3,978	$ 3,486
Accumulated Amortization	(3,325)	(3,028)	(1,902)
Intangible Assets, Net	676	950	1,584
Intangible assets	650	650	650
Total acquired intangible assets, gross	4,651	4,628	4,136
Intangible assets, net	$ 1,326	$ 1,600	$ 2,234
Weighted-Average Useful Life (in years)	3 years	3 years	3 years